Employee Benefit Plans (FY)	12 Months Ended
Dec. 31, 2019
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note 11 – Employee Benefit Plans

Broadway Federal 401(k) Plan

A 401(k) benefit plan allows employee contributions for substantially all employees up to 15% of their compensation, which are matched at a rate equal to 50% of the first 6% of the compensation contributed. Expense totaled $135 thousand and $131 thousand for 2019 and 2018.

ESOP Plan

Employees participate in an Employee Stock Option Plan ("ESOP") after attaining certain age and service requirements. In December 2016, the ESOP purchased 1,493,679 shares of the Company's common stock at $1.59 per share, for a total cost of $2.4 million, of which $1.2 million was funded with a loan from the Company. The loan will be repaid from the Bank's annual discretionary contributions to the ESOP, net of dividends paid, over a period of 20 years. Shares of the Company's common stock purchased by the ESOP are held in a suspense account until released for allocation to participants. When loan payments are made, shares are allocated to each eligible participant based on the ratio of each such participant's compensation, as defined in the ESOP, to the total compensation of all eligible plan participants. As the unearned shares are released from the suspense account, the Company recognizes compensation expense equal to the fair value of the ESOP shares during the periods in which they become committed to be released. To the extent that the fair value of the ESOP shares released differs from the cost of such shares, the difference is charged or credited to equity as additional paid-in capital. Dividends on allocated shares increase participant accounts. Dividends on unallocated shares will be used to repay the loan. At the end of employment, participants will receive shares for their vested balance. Compensation expense related to the ESOP was $65 thousand for 2019 and $80 thousand for 2018.

Shares held by the ESOP were as follows:

	December 31, 2019	December 31, 2018
	(Dollars in thousands)
Allocated to participants	1,024,429	1,036,809
Committed to be released	10,416	10,580
Suspense shares	603,876	646,033
Total ESOP shares	1,638,721	1,693,422
Fair value of unearned shares	$930	$678

During 2019 and 2018, 42,321 and 42,009 of ESOP shares were released for allocation to participants, respectively. The outstanding balance of unearned ESOP shares at December 31, 2019 and 2018 were $959 thousand and $1.0 million, respectively, which is shown as Unearned ESOP shares in the equity section of the consolidated statements of financial condition.